Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
September 30, 2025
PFL-NPRT3-1125
1.807743.121
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	1,880,000	2,069,760
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	435,000	474,844
		2,544,604
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2034	780,000	867,933
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2035	610,000	676,339
		1,544,272
TOTAL GUAM		4,088,876
New Jersey,Pennsylvania - 3.3%
Transportation - 3.3%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,048,201
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,358,420
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,044,519
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2037	6,000,000	6,809,110
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	2,830,000	3,179,437
		13,439,687
TOTAL NEW JERSEY,PENNSYLVANIA		13,439,687
Pennsylvania - 92.5%
Education - 14.0%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,640,171
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,344,206
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,224,222
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	717,812
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047 (Pre-refunded to 10/15/2027 at 100)	1,660,000	1,740,996
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (b)	3,000,000	1,440,000
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	505,728
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	758,331
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,534,540
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2025	665,000	666,111
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,149,177
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (c)	2,965,000	3,112,866
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (c)	2,895,000	3,064,441
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (c)	4,450,000	4,745,578
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (c)	5,200,000	5,621,277
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,044,705
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,366,011
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,180,408
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,388,757
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2027	325,000	337,992
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2028	400,000	423,276
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2029	425,000	457,958
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2030	555,000	606,724
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2031	775,000	853,582
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2032	815,000	900,839
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2033	650,000	721,163
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2034	675,000	747,750
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2035	700,000	771,143
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	565,806
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	635,936
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,142,913
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Inc Insured)	4,750,000	5,427,350
		57,837,769
Electric Utilities - 3.4%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,524,762
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	507,662
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,000,000	3,142,873
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Inc Insured)	8,835,000	8,993,968
		14,169,265
General Obligations - 16.6%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,950,279
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2039 (Assured Guaranty Inc Insured)	4,225,000	4,599,978
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	630,000	618,265
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,827,026
Connellsville PA Area Sch Dist Series 2019, 3.125% 8/15/2039 (Build America Mutual Assurance Co Insured)	820,000	737,536
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	659,007
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	780,076
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	943,889
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,798,348
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2027	4,290,000	4,444,677
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2035	4,280,000	4,875,300
Parkland PA Sch Dist 3% 2/1/2035	665,000	640,861
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	315,438
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	394,111
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	445,484
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	525,000	492,809
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,187,368
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	374,855
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	840,755
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,710,520
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,161,985
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	7,974,702
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	4,000,000	4,283,087
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2029	3,000,000	3,276,083
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,113,310
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,303,818
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,980,498
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,323,304
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,058,871
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,049,495
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,023,568
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	359,172
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2014B 2, 5% 12/1/2025	335,000	335,621
		67,880,096
Health Care - 16.9%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2038	815,000	779,668
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,152
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,199
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,224
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,261
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,252
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,166,674
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	234,983
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	208,596
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	208,557
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2032	350,000	350,314
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	1,215,000	1,116,399
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,155,521
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,047,248
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,004,604
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,388,838
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,129,399
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2025	1,265,000	1,266,923
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,025,000	1,046,660
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2028	1,945,000	2,060,770
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2029	1,355,000	1,459,213
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2035	465,000	514,465
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,013,253
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2044	1,000,000	1,005,511
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	886,015
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	385,600
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	509,230
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,337,263
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	465,000	462,259
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	510,000	464,961
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	122,190
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,413,175
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,182
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	308,558
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	360,503
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	422,791
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	268,366
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,431,317
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	750,000	750,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,468
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	985,505
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,524,819
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,514,478
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	238,733
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	245,415
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	3,863,558
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 3.9% 8/15/2054, LOC TD Bank NA VRDN (d)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,650,000	2,716,380
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	614,600
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	848,360
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	534,433
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	657,479
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.7% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	4,900,000	4,900,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	1,365,000	1,228,249
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,002,620
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,328,307
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	205,375
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,175,661
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	525,344
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,060,073
		69,380,951
Housing - 6.9%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	340,056
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	562,098
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	870,000	668,902
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	921,733
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,416,899
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025 (c)	370,000	370,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (c)	1,500,000	1,521,560
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	679,867
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,011,665
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (c)	2,410,000	2,562,534
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	486,721
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,053,782
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (c)	995,000	1,002,179
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (c)	2,400,000	2,534,338
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	107,204
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	590,000	589,252
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,505,000	1,154,368
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2025	220,000	219,999
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	286,523
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	235,339
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	276,877
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	396,080
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	242,685
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	232,506
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	263,630
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	332,334
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,042,332
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2019 131 A, 2.75% 10/1/2034	2,090,000	1,907,795
		28,419,258
Resource Recovery - 2.7%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (c)(d)	10,845,000	10,891,591
Special Tax - 1.0%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,272,483
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	517,999
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	516,630
		4,307,112
Transportation - 23.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (c)	3,750,000	3,328,320
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	12,000,000	12,008,452
Pennsylvania Turnpike Commission 5% 12/1/2041	2,400,000	2,613,487
Pennsylvania Turnpike Commission 5% 12/1/2042	2,240,000	2,415,631
Pennsylvania Turnpike Commission 5% 12/1/2043	3,650,000	3,909,647
Pennsylvania Turnpike Commission 5% 12/1/2043	3,000,000	3,213,409
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,300,061
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (e)	5,500,000	5,718,680
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,134,349
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,105,033
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,740,611
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,709,062
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,134,038
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	990,274
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	971,353
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,432,359
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	4,843,435
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	2,000,000	2,191,709
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	410,000	423,114
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (e)	2,500,000	2,596,741
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	9,266,341
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	1,000,000	1,028,689
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2034 (c)	9,000,000	9,996,922
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2035 (c)	2,700,000	2,996,085
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (c)	1,000,000	1,008,378
		97,076,180
Water & Sewer - 7.3%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,063,177
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,795,707
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,607,779
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,598,969
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,328,379
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,357,090
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	5,000,000	5,344,722
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	3,600,000	3,699,392
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Inc Insured)	2,000,000	2,057,197
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Inc Insured)	400,000	407,318
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	4,500,000	4,754,743
Western Berks Wtr Auth PA Rev 3% 12/1/2039	1,020,000	883,006
		29,897,479
TOTAL PENNSYLVANIA		379,859,701
Puerto Rico - 1.0%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	1,225,367	875,178
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	470,694
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,158,028
		2,503,900
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	1,155,000	944,787
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	655,000	674,596
TOTAL PUERTO RICO		4,123,283
Virgin Islands - 0.7%
Transportation - 0.7%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2026	1,000,000	1,014,967
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	730,000	803,463
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	1,135,000	1,212,993
		3,031,423
TOTAL VIRGIN ISLANDS		3,031,423
TOTAL MUNICIPAL SECURITIES (Cost $414,154,342)		404,542,970

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $1,685,832)	3.29	1,685,495	1,685,832

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $415,840,174)	406,228,802
NET OTHER ASSETS (LIABILITIES) - 1.1%	4,489,670
NET ASSETS - 100.0%	410,718,472

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing - Security is in default.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,596 or 0.2% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,468,220	60,177,080	79,959,468	364,947	-	-	1,685,832	1,685,495	0.1%
Total	21,468,220	60,177,080	79,959,468	364,947	-	-	1,685,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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